Offerings - Offering: 1	Jun. 02, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	500,000
Proposed Maximum Offering Price per Unit	21.84
Maximum Aggregate Offering Price	$ 10,920,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,671.85
Offering Note	(1) Pursuant to Rule 416 of the Securities Act of 1933, also covers such additional number of shares as may be required in the event of a stock dividend, stock split, recapitalization or other similar event. (2) Estimated solely for the purpose of calculating the registration fee in accordance with Rules 457(c) and (h) of the Securities Act of 1933 and based on the average of the high and low prices of a share of the registrant's Common Stock as reported on the New York Stock Exchange on June 2, 2025.